Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current Assets:
Cash and cash equivalents	$ 15,102	$ 11,992
Accounts receivable, less allowance for doubtful accounts of $56 and $50, respectively	78,796	72,080
Inventories:
Finished products	511,313	466,126
In process	41,665	32,528
Raw materials and supplies	127,850	130,281
Total inventories	680,828	628,935
Refundable income taxes	1,142	2,471
Other current assets	2,144	3,671
Total Current Assets	778,012	719,149
Deferred income tax asset, net	10,289	1,370
Other assets	5,105	20,273
Property, plant, and equipment:
Land	30,074	25,219
Buildings and improvements	226,857	216,859
Equipment	462,568	414,859
Total	719,499	656,937
Less accumulated depreciation and amortization	442,474	419,461
Net property, plant, and equipment	277,025	237,476
Total Assets	1,070,431	978,268
Current Liabilities:
Notes payable		166
Accounts payable	69,618	72,824
Deferred Revenue	60,657	46,100
Accrued vacation	13,023	11,867
Accrued payroll	5,320	6,593
Other accrued expenses	35,921	31,880
Current portion of long-term debt and capital lease obligations	9,815	8,334
Total Current Liabilities	194,354	177,764
Long-term debt, less current portion	414,132	329,138
Pension liabilities	23,290	8,193
Other liabilities	5,829	3,775
Capital lease obligations, less current portion	35,896	34,194
Total Liabilities	673,501	553,064
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	707	1,324
Common stock	3,038	3,024
Additional paid-in capital	98,161	97,458
Treasury stock, at cost	(69,556)	(66,499)
Accumulated other comprehensive loss	(25,067)	(11,175)
Retained earnings	389,647	401,072
Total Stockholders’ Equity	396,930	425,204
Total Liabilities and Stockholders’ Equity	$ 1,070,431	$ 978,268